Shareholder Report, Holdings (Details)	Feb. 28, 2026
Schwab International Dividend Equity ETF | BHP Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab International Dividend Equity ETF | Ono Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab International Dividend Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab International Dividend Equity ETF | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab International Dividend Equity ETF | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab International Dividend Equity ETF | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab International Dividend Equity ETF | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab International Dividend Equity ETF | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab International Dividend Equity ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab International Dividend Equity ETF | Deutsche Post AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab International Dividend Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[1]
Schwab International Dividend Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[1]
Schwab International Dividend Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[1]
Schwab International Dividend Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[1]
Schwab International Dividend Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[1]
Schwab International Dividend Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab International Dividend Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab International Dividend Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab International Dividend Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab International Dividend Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Schwab International Dividend Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
Schwab International Dividend Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[2]
Schwab International Dividend Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%	[1]
Schwab International Dividend Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	13.20%	[1]
Schwab International Dividend Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab International Dividend Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab International Dividend Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
Schwab International Dividend Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
Schwab International Dividend Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab International Dividend Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab International Dividend Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab International Dividend Equity ETF | FINLAND
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab International Dividend Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab International Dividend Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[1]
Schwab International Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab International Equity ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab International Equity ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab International Equity ETF | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab International Equity ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab International Equity ETF | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab International Equity ETF | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab International Equity ETF | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Equity ETF | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab International Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab International Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[1]
Schwab International Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab International Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[1]
Schwab International Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab International Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Schwab International Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab International Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab International Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab International Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
Schwab International Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab International Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
Schwab International Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
Schwab International Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab International Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
Schwab International Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Schwab International Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab International Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.20%	[1]
Schwab International Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Schwab International Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab International Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab International Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
Schwab International Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Schwab International Equity ETF | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab International Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab International Small-Cap Equity ETF | First Majestic Silver Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | IAMGOLD Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | Equinox Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | Toromont Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF | Hudbay Minerals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab International Small-Cap Equity ETF | OceanaGold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab International Small-Cap Equity ETF | Eldorado Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab International Small-Cap Equity ETF | Finning International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab International Small-Cap Equity ETF | OR Royalties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab International Small-Cap Equity ETF | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab International Small-Cap Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Schwab International Small-Cap Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[1]
Schwab International Small-Cap Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
Schwab International Small-Cap Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[1]
Schwab International Small-Cap Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
Schwab International Small-Cap Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[1]
Schwab International Small-Cap Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Schwab International Small-Cap Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab International Small-Cap Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab International Small-Cap Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Schwab International Small-Cap Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab International Small-Cap Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1],[2]
Schwab International Small-Cap Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab International Small-Cap Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab International Small-Cap Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab International Small-Cap Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab International Small-Cap Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab International Small-Cap Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.70%	[1]
Schwab International Small-Cap Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab International Small-Cap Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	14.90%	[1]
Schwab International Small-Cap Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Schwab International Small-Cap Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
Schwab International Small-Cap Equity ETF | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Schwab International Small-Cap Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab International Small-Cap Equity ETF | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab International Small-Cap Equity ETF | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab International Small-Cap Equity ETF | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab Emerging Markets Equity ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Schwab Emerging Markets Equity ETF | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Emerging Markets Equity ETF | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Emerging Markets Equity ETF | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Emerging Markets Equity ETF | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Emerging Markets Equity ETF | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Emerging Markets Equity ETF | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Emerging Markets Equity ETF | China Construction Bank Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Emerging Markets Equity ETF | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Emerging Markets Equity ETF | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Emerging Markets Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Emerging Markets Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[1]
Schwab Emerging Markets Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Emerging Markets Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab Emerging Markets Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Emerging Markets Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab Emerging Markets Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
Schwab Emerging Markets Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
Schwab Emerging Markets Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Emerging Markets Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[1]
Schwab Emerging Markets Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
Schwab Emerging Markets Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1],[2]
Schwab Emerging Markets Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	16.60%	[1]
Schwab Emerging Markets Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
Schwab Emerging Markets Equity ETF | CHINA
Holdings [Line Items]
Percent of Total Investments	29.70%	[1]
Schwab Emerging Markets Equity ETF | TAIWAN
Holdings [Line Items]
Percent of Total Investments	25.70%	[1]
Schwab Emerging Markets Equity ETF | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Emerging Markets Equity ETF | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab Emerging Markets Equity ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Emerging Markets Equity ETF | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. Broad Market ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab U.S. Broad Market ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab U.S. Broad Market ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab U.S. Broad Market ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab U.S. Broad Market ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab U.S. Broad Market ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab U.S. Broad Market ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab U.S. Broad Market ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab U.S. Broad Market ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab U.S. Broad Market ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab U.S. Broad Market ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Schwab U.S. Broad Market ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab U.S. Broad Market ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab U.S. Broad Market ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
Schwab U.S. Broad Market ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab U.S. Broad Market ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. Broad Market ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab U.S. Broad Market ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab U.S. Broad Market ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. Broad Market ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[1]
Schwab U.S. Broad Market ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. Broad Market ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab 1000 Index ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Schwab 1000 Index ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab 1000 Index ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab 1000 Index ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab 1000 Index ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab 1000 Index ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab 1000 Index ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab 1000 Index ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab 1000 Index ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab 1000 Index ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab 1000 Index ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
Schwab 1000 Index ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
Schwab 1000 Index ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab 1000 Index ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab 1000 Index ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab 1000 Index ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab 1000 Index ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab 1000 Index ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab 1000 Index ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab 1000 Index ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[1]
Schwab 1000 Index ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab 1000 Index ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab U.S. Large-Cap ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab U.S. Large-Cap ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab U.S. Large-Cap ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab U.S. Large-Cap ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab U.S. Large-Cap ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab U.S. Large-Cap ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab U.S. Large-Cap ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab U.S. Large-Cap ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab U.S. Large-Cap ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab U.S. Large-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Schwab U.S. Large-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
Schwab U.S. Large-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab U.S. Large-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab U.S. Large-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab U.S. Large-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab U.S. Large-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab U.S. Large-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab U.S. Large-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. Large-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[1]
Schwab U.S. Large-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Schwab U.S. Large-Cap ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap Growth ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Schwab U.S. Large-Cap Growth ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Schwab U.S. Large-Cap Growth ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Schwab U.S. Large-Cap Growth ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab U.S. Large-Cap Growth ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab U.S. Large-Cap Growth ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab U.S. Large-Cap Growth ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab U.S. Large-Cap Growth ETF | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab U.S. Large-Cap Growth ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. Large-Cap Growth ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab U.S. Large-Cap Growth ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab U.S. Large-Cap Growth ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
Schwab U.S. Large-Cap Growth ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
Schwab U.S. Large-Cap Growth ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Schwab U.S. Large-Cap Growth ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[1]
Schwab U.S. Large-Cap Growth ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
Schwab U.S. Large-Cap Growth ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
Schwab U.S. Large-Cap Growth ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
Schwab U.S. Large-Cap Growth ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Schwab U.S. Large-Cap Growth ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%	[1]
Schwab U.S. Large-Cap Growth ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Schwab U.S. Large-Cap Growth ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap Value ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab U.S. Large-Cap Value ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab U.S. Large-Cap Value ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab U.S. Large-Cap Value ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab U.S. Large-Cap Value ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab U.S. Large-Cap Value ETF | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab U.S. Large-Cap Value ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab U.S. Large-Cap Value ETF | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab U.S. Large-Cap Value ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap Value ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab U.S. Large-Cap Value ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
Schwab U.S. Large-Cap Value ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[1]
Schwab U.S. Large-Cap Value ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab U.S. Large-Cap Value ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[1]
Schwab U.S. Large-Cap Value ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
Schwab U.S. Large-Cap Value ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab U.S. Large-Cap Value ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab U.S. Large-Cap Value ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab U.S. Large-Cap Value ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab U.S. Large-Cap Value ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[1]
Schwab U.S. Large-Cap Value ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab U.S. Large-Cap Value ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Mid-Cap ETF | Sandisk Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab U.S. Mid-Cap ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab U.S. Mid-Cap ETF | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab U.S. Mid-Cap ETF | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap ETF | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap ETF | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap ETF | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap ETF | Omnicom Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap ETF | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap ETF | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab U.S. Mid-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab U.S. Mid-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
Schwab U.S. Mid-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab U.S. Mid-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[1]
Schwab U.S. Mid-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab U.S. Mid-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab U.S. Mid-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab U.S. Mid-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab U.S. Mid-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab U.S. Mid-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
Schwab U.S. Mid-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
Schwab U.S. Mid-Cap ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
Schwab U.S. Small-Cap ETF | Sandisk Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab U.S. Small-Cap ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab U.S. Small-Cap ETF | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Small-Cap ETF | Revolution Medicines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | Rocket Cos., Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | Coeur Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | Hecla Mining Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | Nextpower, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab U.S. Small-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[1]
Schwab U.S. Small-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab U.S. Small-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[1]
Schwab U.S. Small-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[1]
Schwab U.S. Small-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab U.S. Small-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab U.S. Small-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab U.S. Small-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab U.S. Small-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[1]
Schwab U.S. Small-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
Schwab U.S. Small-Cap ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1],[2]
Schwab U.S. Dividend Equity ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab U.S. Dividend Equity ETF | Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab U.S. Dividend Equity ETF | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab U.S. Dividend Equity ETF | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab U.S. Dividend Equity ETF | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab U.S. Dividend Equity ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. Dividend Equity ETF | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab U.S. Dividend Equity ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab U.S. Dividend Equity ETF | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. Dividend Equity ETF | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. Dividend Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[1]
Schwab U.S. Dividend Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab U.S. Dividend Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab U.S. Dividend Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
Schwab U.S. Dividend Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
Schwab U.S. Dividend Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab U.S. Dividend Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[1]
Schwab U.S. Dividend Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab U.S. Dividend Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
Schwab U.S. Dividend Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab U.S. Dividend Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
Schwab Mortgage-Backed Securities ETF | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
Schwab Mortgage-Backed Securities ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
Schwab High Yield Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4],[5],[6]
Schwab High Yield Bond ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%	[4],[5]
Schwab High Yield Bond ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[4],[5]
Schwab High Yield Bond ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[4],[5]
Schwab High Yield Bond ETF | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4],[5]
Schwab High Yield Bond ETF | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4],[5]
Schwab High Yield Bond ETF | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4],[5]
Schwab High Yield Bond ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
Schwab High Yield Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Amount is less than 0.05%.
[4]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&p and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[5]	Excludes short-term investments.
[6]	Less than 0.05%.